FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Information about the exposure to credit risk and ECLs for accounts receivable

		Impairment provision on		Impairment provision
		individual basis		on provision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2021	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	34,263	4,280	26	0.2%	57	83
1 to 2 years past due	623	500	137	35.8%	44	181
2 to 3 years past due	3,411	3,324	3,146	50.6%	44	3,190
Over 3 years past due	597	208	190	100.0%	389	579
Total	38,894	8,312	3,499		534	4,033

		Impairment provision on		Impairment provision
		individual basis		on provision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2022	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	46,097	7,014	2	0.1%	56	58
1 to 2 years past due	216	29	25	20.9%	39	64
2 to 3 years past due	269	193	148	43.4%	33	181
Over 3 years past due	3,861	3,487	3,405	99.2%	371	3,776
Total	50,443	10,723	3,580		499	4,079

Schedule of liquidity risk

	December 31, 2021
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debts	35,252	35,871	35,871	—	—	—
Long-term debts	78,300	85,718	2,169	49,390	27,518	6,641
Loans from Sinopec Group Company and fellow subsidiaries	16,563	18,457	3,174	604	10,712	3,967
Lease liabilities	185,406	296,485	15,833	12,031	35,411	233,210
Derivative financial liabilities	3,223	3,223	3,223	—	—	—
Trade accounts payable and bills payable	215,640	215,640	215,640	—	—	—
Other payables	117,420	117,420	117,420	—	—	—
	651,804	772,814	393,330	62,025	73,641	243,818

	December 31, 2022
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	59,037	59,774	59,774	—	—	—
Long-term debts	85,706	94,823	2,207	13,620	68,180	10,816
Loans from Sinopec Group Company and fellow subsidiaries	29,547	32,222	7,813	4,288	13,962	6,159
Lease liabilities	182,411	299,176	16,699	12,905	36,984	232,588
Derivative financial liabilities	7,313	7,313	7,313	—	—	—
Trade accounts payable and bills payable	269,424	269,424	269,424	—	—	—
Other payables	121,716	121,716	121,716	—	—	—
	755,154	884,448	484,946	30,813	119,126	249,563

Schedule of fair values of financial instruments

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Derivative financial assets:
- Derivative financial assets	5,883	12,488	—	18,371
Financial assets at fair value through other comprehensive income:
- Equity investments	179	—	588	767
-Trade accounts receivable and bills receivable	—	—	5,939	5,939
	6,062	12,488	6,527	25,077

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	804	2,419	—	3,223
	804	2,419	—	3,223

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Fund Investments	2	—	—	2
Derivative financial assets:
- Derivative financial assets	7,857	11,478	—	19,335
Financial assets at fair value through other comprehensive income:
- Equity investments	114	—	616	730
- Trade accounts receivable and bills receivable	—	—	3,507	3,507
	7,973	11,478	4,123	23,574

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	1,293	6,020	—	7,313
	1,293	6,020	—	7,313

	December 31,
	2021	2022
	RMB	RMB
Carrying amount	88,593	130,282
Fair value	85,610	125,866